Commitments and Contingencies - Schedule of Annual Repayment of Contractual Commitments (Details) $ in Millions	Mar. 31, 2025 USD ($)
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2026	$ 412.0
2027	214.8
2028	115.0
2029	89.4
2030	46.7
Thereafter	154.9
Total	1,032.8
Film Related Obligations Commitments
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2026	187.3
2027	47.3
2028	5.8
2029	0.0
2030	0.0
Thereafter	0.0
Total	240.4
Interest Payments [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2026	131.9
2027	100.0
2028	66.7
2029	55.8
2030	21.7
Thereafter	0.0
Total	376.1
Other Contractual Obligations
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2026	92.8
2027	67.5
2028	42.5
2029	33.6
2030	25.0
Thereafter	154.9
Total	416.3
LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2026	683.4
2027	402.4
2028	154.5
2029	128.7
2030	48.4
Thereafter	154.9
Total	1,572.3
Film Related Obligations Commitments | LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Other commitments, 2026	378.0
Other commitments, 2027	189.5
Other commitments, 2028	6.0
Other commitments, 2029	0.0
Other commitments, 2030	0.0
Other commitments, thereafter	0.0
Other commitments, total	573.5
Interest Payments [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Other commitments, 2026	171.3
Other commitments, 2027	139.3
Other commitments, 2028	106.0
Other commitments, 2029	95.1
Other commitments, 2030	23.4
Other commitments, thereafter	0.0
Other commitments, total	535.1
Other Contractual Obligations | LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Other commitments, 2026	134.1
Other commitments, 2027	73.6
Other commitments, 2028	42.5
Other commitments, 2029	33.6
Other commitments, 2030	25.0
Other commitments, thereafter	154.9
Other commitments, total	$ 463.7